DISCONTINUED OPERATIONS	12 Months Ended
Dec. 29, 2013
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
11	DISCONTINUED OPERATIONS

KMIR-TV and My 13 KPSE-TV
On October 4, 2013, our television business agreed to the sale of stations KMIR-TV and My 13 KPSE-TV in Palm Springs, California to OTA Broadcasting, LLC, an affiliate of Virginia based OTA Broadcasting, LLC for $17,000 in cash and certain other contingent considerations.  The transaction closed effective January 1, 2014.  We expect to record a pre-tax book gain of $10,200 in the first quarter of 2014.

The following table summarizes Palm Spring's revenue and earnings before income taxes as reported in earnings (loss) from discontinued operations, net of applicable income taxes in the consolidated statements of operations for all periods presented:

Years ended December 29, December 30 and December 25	2013	2012	2011
Revenue	$5,483	$6,924	$5,341
Earnings (loss) before income taxes	$(62)	$1,262	$240

The following table presents the aggregate carrying amounts of the major classes of assets divested:

Assets:
Cash and cash equivalents	$1
Receivables, net	1,149
Prepaid expenses and other current assets	11
Program and barter rights	620
Deferred income taxes	713
Property and equipment, net	1,852
Network affiliations, net	1,935
Income tax receivable	767
Total assets	$7,048

Liabilities:
Accounts payable	$37
Accrued compensation	133
Deferred revenue	57
Syndicated programs	640
Other current liabilities	18
Total liabilities	$885

NorthStar Print Group, Inc.
During 2005, Multi-Color Corporation (Multi-Color) acquired substantially all of the assets and certain liabilities of NorthStar Print Group, Inc. (NorthStar), our former label printing business.  Certain liabilities were excluded from the sale of NorthStar and primarily consisted of environmental site closure costs for both the Green Bay, Wisconsin real estate and real estate located in Norway, Michigan.  In January 2011, upon environmental site closure in Green Bay, Wisconsin, we sold the real estate holdings to Multi-Color according to the 2005 sale agreement.  The net proceeds were $822 and we recorded a pre-tax gain of $610.  We continue to have environmental site closure obligations with respect to the Norway, Michigan real estate, which was sold to Multi-Color in 2005.

The following table summarizes NorthStar's revenue and earnings before income taxes as reported in earnings (loss) from discontinued operations, net of applicable income taxes in the consolidated statements of operations for all periods presented:

Years ended December 29, December 30 and December 25	2013	2012	2011
Revenue	$-	$-	$-
Earnings before income taxes	$-	$-	$562